RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)			12 Months Ended
	Apr. 24, 2021	Jan. 12, 2021	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Aug. 10, 2022	Mar. 24, 2021
Concentration and Risk
Issuance of ordinary shares				$ 311,770,000
Ordinary shares, par value, (in dollars per share)			$ 0.00001		$ 0.00001
Stock-based compensation expense			$ 0
Class B Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Ordinary shares, par value, (in dollars per share)			$ 0.0001		$ 0.0001
Founder Shares | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Shares forfeited | shares	24,781
Stock-based compensation expense			$ 0
Founder Shares | Over-allotment option | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Shares forfeited | shares	99,126
Founder Shares | Sponsor | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Shares transferred from Company to Sponsor						25,000
Founder Shares | Sponsor | Over-allotment option | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Maximum common stock shares subject to forfeiture							912,719
Founder Shares | Sponsor | Class B Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Issuance of ordinary shares		$ 25,000
Share price | $ / shares		$ 0.003
Issuance of ordinary shares (in shares)		7,187,500
Ordinary shares, par value, (in dollars per share)		$ 0.0001
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Founder Shares | Sponsor | Class B Ordinary shares | Over-allotment option | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Shares subject to forfeiture		937,500
Founder Shares | Director | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Shares transferred (from) Sponsor to appointed independent director						25,000